Variable interest entities (Tables)	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Carrying Value of Assets

The carrying value of assets as at December 31, 2013 that were not available to VIE entities were as follows:

	Total	Amount Available to VIEs	Amount Not available to VIES
Cash and cash equivalents	177,924	177,382	542
Restricted cash	256,426	241,098	15,328
Investment in unconsolidated equity investee	5,917	—	5,917
Deferred issuance costs	85,050	84,326	724